TYCO INTERNATIONAL FINANCE S.A. (Tables)	12 Months Ended
Sep. 30, 2016
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 30, 2016
($ in millions)

	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Net sales	$—	$—	$—	$20,837	$—	$20,837
Cost of sales	—	—	—	15,183	—	15,183

Gross profit	—	—	—	5,654	—	5,654

Selling, general and administrative expenses	(2)	(2)	(1)	(4,185)	—	(4,190)
Restructuring and impairment costs	—	—	—	(288)	—	(288)
Net financing charges	—	—	(6)	(283)	—	(289)
Equity income (loss)	(894)	(1,527)	(313)	174	2,734	174
Intercompany interest and fees	28	—	7	(35)	—	—

Income (loss) from continuing operations before income taxes	(868)	(1,529)	(313)	1,037	2,734	1,061

Income tax provision	—	—	—	197	—	197

Income (loss) from continuing operations	(868)	(1,529)	(313)	840	2,734	864

Loss from discontinued operations, net of tax	—	—	—	(1,516)	—	(1,516)

Net income (loss)	(868)	(1,529)	(313)	(676)	2,734	(652)

Income from continuing operations attributable to noncontrolling interests	—	—	—	132	—	132
Income from discontinued operations attributable to noncontrolling interests	—	—	—	84	—	84

Net income (loss) attributable to Johnson Controls	$(868)	$(1,529)	$(313)	$(892)	$2,734	$(868)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Net Income (loss)	$(868)	$(1,529)	$(313)	$(676)	$2,734	$(652)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(105)	—	—	(94)	105	(94)
Realized and unrealized gains on derivatives	11	—	—	9	(11)	9
Realized and unrealized losses on marketable common stock	(1)	—	—	(1)	1	(1)
Pension and postretirement plans	(1)	—	—	(1)	1	(1)

Other comprehensive loss	(96)	—	—	(87)	96	(87)

Total comprehensive loss	(964)	(1,529)	(313)	(763)	2,830	(739)

Comprehensive income attributable to noncontrolling interests	—	—	—	225	—	225

Comprehensive loss attributable to Johnson Controls	$(964)	$(1,529)	$(313)	$(988)	$2,830	$(964)

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Assets
Cash and cash equivalents	$11	$—	$244	$324	$—	$579
Accounts receivable, net	—	—	—	6,394	—	6,394
Inventories	—	—	—	2,888	—	2,888
Intercompany receivables	16	—	2	6,188	(6,206)	—
Assets held for sale	—	—	—	5,812	—	5,812
Other current assets	6	—	1	1,429	—	1,436
Current assets	$33	$—	$247	$23,035	$(6,206)	$17,109

Property, plant and equipment - net	—	—	—	5,632	—	5,632
Goodwill	—	—	274	20,750	—	21,024
Other intangible assets - net	—	—	—	7,540	—	7,540
Investments in partially-owned affiliates	—	—	—	990	—	990
Investments in affiliates	12,460	31,405	27,906	—	(71,771)	—
Intercompany loans receivable	18,680	—	13,336	15,631	(47,647)	—
Noncurrent assets held for sale	—	—	—	7,374	—	7,374
Other noncurrent assets	—	—	—	3,510	—	3,510
Total assets	$31,173	$31,405	$41,763	$84,462	$(125,624)	$63,179

Liabilities and Equity
Short-term debt	$—	$—	$—	$1,078	$—	$1,078
Current portion of long-term debt	—	—	—	628	—	628
Accounts payable	1	—	—	3,999	—	4,000
Accrued compensation and benefits	—	—	—	1,333	—	1,333
Liabilities held for sale	—	—	—	4,276	—	4,276
Intercompany payables	3,873	—	2,315	18	(6,206)	—
Other current liabilities	3	2	32	4,979	—	5,016
Current liabilities	3,877	2	2,347	16,311	(6,206)	16,331

Long-term debt	—	—	2,413	8,640	—	11,053
Pension and postretirement benefits	—	—	—	1,550	—	1,550
Intercompany loans payable	3,178	18,680	12,453	13,336	(47,647)	—
Noncurrent liabilities held for sale	—	—	—	3,888	—	3,888
Other noncurrent liabilities	—	—	22	5,011	—	5,033
Long-term liabilities	3,178	18,680	14,888	32,425	(47,647)	21,524

Redeemable noncontrolling interest	—	—	—	234	—	234
Ordinary shares	9	—	—	—	—	9
Ordinary shares held in treasury	(20)	—	—	—	—	(20)
Other shareholders' equity	24,129	12,723	24,528	34,520	(71,771)	24,129
Shareholders’ equity attributable to Johnson Controls	24,118	12,723	24,528	34,520	(71,771)	24,118
Nonredeemable noncontrolling interest	—	—	—	972	—	972
Total equity	24,118	12,723	24,528	35,492	(71,771)	25,090
Total liabilities, redeemable noncontrolling interest and equity	$31,173	$31,405	$41,763	$84,462	$(125,624)	$63,179

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Operating Activities
Net cash provided by operating activities	$11	$—	$639	$1,245	$—	$1,895

Investing Activities
Capital expenditures	—	—	—	(1,249)	—	(1,249)
Sale of property, plant and equipment	—	—	—	32	—	32
Acquisition of business, net of cash acquired	—	—	—	353	—	353
Business divestitures	—	—	—	32	—	32
Changes in long-term investments	—	—	57	(105)	—	(48)
Net change in intercompany loans	—	—	10	—	(10)	—
Other	—	—	—	(7)	—	(7)
Net cash provided (used) by investing activities	—	—	67	(944)	(10)	(887)

Financing Activities
Increase (decrease) in short-term debt - net	—	—	(462)	1,018	—	556
Increase in long-term debt	—	—	—	1,501	—	1,501
Repayment of long-term debt	—	—	—	(1,299)	—	(1,299)
Debt financing costs	—	—	—	(45)	—	(45)
Stock repurchases	—	—	—	(501)	—	(501)
Payment of cash dividends	—	—	—	(915)	—	(915)
Proceeds from the exercise of stock options	3	—	—	67	—	70
Net intercompany loan borrowings (repayments)	—	—	—	(10)	10	—
Cash paid to acquire a noncontrolling interest	—	—	—	(2)	—	(2)
Dividends paid to noncontrolling interests	—	—	—	(306)	—	(306)
Other	(3)	—	—	11	—	8
Net cash provided (used) in financing activities	—	—	(462)	(481)	10	(933)
Effect of currency translation on cash	—	—	—	12	—	12
Changes in cash held for sale	—	—	—	(61)	—	(61)
Increase (decrease) in cash and cash equivalents	11	—	244	(229)	—	26
Cash and cash equivalents at beginning of period	—	—	—	553	—	553
Cash and cash equivalents at end of period	$11	$—	$244	$324	$—	$579